Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated August 28, 2015 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO International Bond Fund

Historically, the investment program of GMO International Bond Fund (the “Fund”) has included two principal components: one seeking to replicate the Fund’s benchmark and the second seeking to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. Due to recent redemption activity, the Fund’s net assets have decreased by a substantial amount. As a result, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the Fund’s investment adviser, temporarily has stopped implementing the second component of the Fund’s investment program and is currently selecting portfolio securities whose performance, in the aggregate, is intended to replicate that of the benchmark. GMO may resume implementing the second component of the Fund’s investment program at any time in the future.

GMO has voluntarily agreed to waive an additional 0.10% of the Fund’s 0.25% management fee until GMO resumes implementing the second component of its investment program. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary on page 87 of the Prospectus, and, as a result, the Fund’s total annual operating expenses after expense reimbursement will be lower than the amount shown in the table.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus and Statement of Additional Information to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

In connection with the foregoing, effective as of the Effective Date, the following sentence is added to the end of the second paragraph of the sub-section captioned “Expense Reimbursement” on page 166 of the Prospectus: “In the case of Benchmark-Free Fund, ‘Specified Operating Expenses’ does not include the Fund’s direct custody expenses from emerging markets.”

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

Management of the Trust

Effective as of September 1, 2015, the tables on pages 163-165 of the Prospectus that identify the different Investment Teams of GMO primarily responsible for managing the portfolios of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are replaced with the following:

Investment Team	Primary Responsibilities
Asset Allocation

Asset Allocation Funds, Alpha Only Fund, Implementation Fund, and Special Opportunities Fund

High-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and U.S. Equity Allocation Fund

Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Risk Premium Fund

Focused Equity	Quality Fund and Resources Fund

International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund

Emerging Markets Equity	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Developed Fixed Income	Bond Funds (except Emerging Country Debt Fund)

Emerging Country Debt	Emerging Country Debt Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years

Asset Allocation Funds,*

Alpha Only Fund, and

Implementation Fund

High-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and U.S. Equity Allocation Fund

	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996 and of GMO’s developed fixed income portfolios since November 2014.
	Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012 and of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman was Co-Head of GMO’s Global Equity Team from 2009 to September 2012.

Special Opportunities Fund	Ben Inker	See above.

Funds	Senior Member	Title; Business Experience During Past 5 Years
	Sam Wilderman	See above.

	Chris Hudson	Portfolio Manager, Asset Allocation Team, GMO. Mr. Hudson has been responsible for overseeing the portfolio management of certain of GMO’s asset allocation portfolios since 2009.

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Risk Premium Fund	David Cowan	Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and was Co-Head of the Global Equity Team from September 2012 to September 2015.

	Neil Constable	Portfolio Manager, Global Equity Team, GMO. Mr. Constable has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2006.

	Chris Fortson	Portfolio Manager, Global Equity Team, GMO. Mr. Fortson has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2009.

Quality Fund	Thomas Hancock	Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.

Resources Fund	Thomas Hancock	See above.

	Lucas White	Portfolio Manager, Focused Equity Team, GMO. Mr. White has been responsible for providing portfolio management and research services for this and GMO’s other Focused Equity portfolios since September 2015. Mr. White previously served in other capacities at GMO, including providing portfolio management for the GMO Quality Strategy, since joining GMO in 2006.

Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Funds	Senior Member	Title; Business Experience During Past 5 Years
	Greg Shell	Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of this Fund’s portfolio since 2013 and providing portfolio management and research services to GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.

Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.

Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

	Amit Bhartia	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore. Mr. Bhartia has been responsible for providing portfolio management and research services to this and GMO’s other emerging markets equity portfolios since 1995 and has overseen the portfolio management of GMO’s emerging domestic opportunity equity portfolios since 2011.

	Warren Chiang	Portfolio Manager, Emerging Markets Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

Emerging Domestic Opportunities Fund	Arjun Divecha	See above.

	Amit Bhartia	See above.

Bond Funds (except Debt Opportunities Fund and Emerging Country Debt Fund)	Ben Inker	See above.

	Sam Wilderman	See above.

	Michael Emanuel	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously, Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.

Debt Opportunities Fund	Ben Inker	See above.

	Sam Wilderman	See above.

	Joe Auth	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Country Debt Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

*	For Benchmark-Free Fund and Implementation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

In addition, effective as of September 1, 2015, the “Investment Team,” the individual(s) identified as “Senior Members,” and the Senior Members’ titles in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus, and all references to “Senior Members” in the Statement of Additional Information, are amended to reflect the foregoing.

Determination of Net Asset Value

The following is added as a new paragraph immediately following the paragraph beginning “‘Quoted price’ typically means the bid price for securities held long and the ask price for securities sold short.” on page 167 of the Prospectus:

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.